Net Loss Per Share	9 Months Ended
Sep. 30, 2025
Earnings Per Share [Abstract]
Net Loss Per Share
Note 8 — Net Loss Per Share
The Company has two classes of common stock, Class A and Class B. Shares of the Company’s Class B Common Stock do not share in the earnings or losses attributable to Direct Digital Holdings, Inc. and are therefore not participating securities. The Company uses the two-class method to calculate basic and diluted earnings per share as a result of outstanding participating securities in the form of warrants. The holders of warrants do not have a contractual obligation to share in the Company’s losses. As such, losses are attributed entirely to common stockholders and for periods in which the Company has reported a net loss, diluted loss per common share is the same as basic loss per common share. The following table sets forth the computation of the Company’s basic and diluted net loss per share (in thousands, except per share amounts):

	Year Ended December 31,
	2024	2023
Net loss attributable to Class A shareholders and participating securities	(6,236)	(2,194)
Less: net loss allocated to participating securities	—	—
Net loss allocated to Class A shareholders	$(6,236)	$(2,194)

Weighted average common shares outstanding - basic	68	54
Class B Common Stock	—	—
Options to purchase common stock	—	—
Unvested restricted stock units	—	—
Weighted average common shares outstanding - diluted	68	54
Net loss per common share, basic	$(91.26)	$(40.40)
Net loss per common share, diluted	$(91.26)	$(40.40)
The following weighted-average outstanding shares of common stock equivalents were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been anti-dilutive (in thousands):

	Year Ended December 31,
	2024	2023
Class B Common Stock	198	205
Options to purchase common stock	6	9
Restricted stock units	7	6
Total excludable from net loss per share attributable to common stockholders - diluted	211	220
Note 8 — Net Loss Per Share
The Company has two classes of common stock, Class A and Class B, and one class of preferred stock, Series A Convertible Preferred Stock. The holders of Series A Convertible Preferred Stock are contractually entitled to receive a cumulative dividend, whether or not declared. In calculating the net loss attributable to Class A shareholders, the numerator for basic and diluted EPS is adjusted for the impact of the contractual amount of dividends payable to holders of Series A Convertible Preferred Stock. Neither shares of the Company’s Class B Common Stock nor the Company’s Class A Convertible Preferred Stock share in the earnings or losses attributable to Direct Digital Holdings, Inc. and are therefore not participating securities. The following table sets forth the computation of the Company’s basic and diluted net loss per share (in thousands, except per share amounts):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Net loss attributable to Class A shareholders and Series A preferred stockholders	$(2,680)	$(2,690)	$(7,284)	$(4,055)
Less: net income allocated to Series A preferred stockholders	363	—	363	—
Net loss allocated to Class A shareholders	$(3,043)	$(2,690)	$(7,647)	$(4,055)

Weighted average common shares outstanding - basic and diluted	233	68	179	66
Net loss per common share, basic and diluted	$(13.01)	$(39.01)	$(42.68)	$(60.82)
The following weighted-average outstanding shares of common stock equivalents were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been anti-dilutive (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Series A convertible preferred stock	105	—	35	—
Class B Common Stock	187	198	193	198
Options to purchase common stock	16	6	14	7
Restricted stock units	17	5	15	7
Total excludable from net loss per share attributable to common stockholders - diluted	325	209	257	212